Fair Value of Stock Option and SAR Award Weighted-Average Assumptions (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	0.80%	0.90%	1.50%
Expected life of award (in years)	4 years 10 months 24 days	5 years 2 months 12 days	5 years 2 months 12 days
Expected dividend yield of stock	1.70%	1.60%	1.50%
Expected volatility of stock	39.00%	37.30%	35.90%
Weighted-average fair value	$ 24.76	$ 20.30	$ 18.70